REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,649,632
Initial Cost to Company
Land	6,067,805
Building & Improvements	19,732,367
Cost Capitalized Subsequent to Acquisition
Improvements	56,696,260
Carried Cost
Gross Amount at Which Carried At Close of Period
Land	6,067,805
Building & Improvements	76,428,627
Total	82,496,432	$ 80,286,244		$ 96,333,110
Accumulated Depreciation	34,548,196	32,805,218		43,310,270
Operating Lease Right-of-Use-Asset	34,566,169	37,077,038	$ 37,698,819	$ 27,104,937
Property and Equipment	76,792,055	74,538,121
Accumulated depreciation	34,793,458	33,007,989
Investment in Real Estate
Balance at Beginning of Year	80,286,244	96,333,110
Improvements	2,210,188	5,840,914
Retirements		(21,887,780)
Balance at End of Year	82,496,432	80,286,244
Accumulated Depreciation
Balance at Beginning of Year	32,805,218	43,310,270
Additions Charged to Costs and Expenses	1,742,978	1,626,230
Retirements		(12,131,282)
Balance at End of Year	$ 34,548,196	$ 32,805,218
Buildings and Improvements [Member] | Minimum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	18 years
Buildings and Improvements [Member] | Maximum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Improvements to leased property [Member] | Minimum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	3 years
Improvements to leased property [Member] | Maximum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Office Furniture and Equipment and Transportation Equipment [Member]
Gross Amount at Which Carried At Close of Period
Property and Equipment	$ 363,428
Accumulated depreciation	245,262
Bond St. land and building, Brooklyn, NY [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,817,450
Initial Cost to Company
Land	3,901,349
Building & Improvements	7,403,468
Cost Capitalized Subsequent to Acquisition
Improvements	24,346,123
Carried Cost
Gross Amount at Which Carried At Close of Period
Land	3,901,349
Building & Improvements	31,749,591
Total	35,650,940
Accumulated Depreciation	14,787,673
Investment in Real Estate
Balance at End of Year	35,650,940
Accumulated Depreciation
Balance at End of Year	14,787,673
Jamaica, New York [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land
Building & Improvements
Cost Capitalized Subsequent to Acquisition
Improvements	474,359
Carried Cost
Gross Amount at Which Carried At Close of Period
Land
Building & Improvements	474,359
Total	474,359
Accumulated Depreciation	82,307
Operating Lease Right-of-Use-Asset	27,100,000
Operating Lease Right-of-Use-Asset, Adjustment	10,200,000
Investment in Real Estate
Balance at End of Year	474,359
Accumulated Depreciation
Balance at End of Year	82,307
Fishkill, New York Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,832,182
Initial Cost to Company
Land	594,723
Building & Improvements	7,212,116
Cost Capitalized Subsequent to Acquisition
Improvements	14,609,761
Carried Cost
Gross Amount at Which Carried At Close of Period
Land	594,723
Building & Improvements	21,821,877
Total	22,416,600
Accumulated Depreciation	9,750,935
Investment in Real Estate
Balance at End of Year	22,416,600
Accumulated Depreciation
Balance at End of Year	9,750,935
Brooklyn, New York, Jowein Building, Fulton Street and Elm Place Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land	1,324,957
Building & Improvements	728,327
Cost Capitalized Subsequent to Acquisition
Improvements	17,179,497
Carried Cost
Gross Amount at Which Carried At Close of Period
Land	1,324,957
Building & Improvements	17,907,824
Total	19,232,781
Accumulated Depreciation	6,786,738
Investment in Real Estate
Balance at End of Year	19,232,781
Accumulated Depreciation
Balance at End of Year	6,786,738
Levittown, New York, Hempstead Turnpike [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land	125,927
Building & Improvements
Cost Capitalized Subsequent to Acquisition
Improvements
Carried Cost
Gross Amount at Which Carried At Close of Period
Land	125,927
Building & Improvements
Total	125,927
Accumulated Depreciation
Investment in Real Estate
Balance at End of Year	125,927
Accumulated Depreciation
Balance at End of Year
Circleville, Ohio, Tarlton Road [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land	120,849
Building & Improvements	4,388,456
Cost Capitalized Subsequent to Acquisition
Improvements	86,520
Carried Cost
Gross Amount at Which Carried At Close of Period
Land	120,849
Building & Improvements	4,474,976
Total	4,595,825
Accumulated Depreciation	3,140,543
Investment in Real Estate
Balance at End of Year	4,595,825
Accumulated Depreciation
Balance at End of Year	$ 3,140,543